American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

ULTRA FUND

Supplement dated November 17, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING THE FUND MANAGEMENT
TEAM ON PAGE 11.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WADE W. SLOME

Mr. Slome, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since joining American Century in June 1998. He was promoted to Portfolio Manager in July 2002. He holds a bachelor's degree in economics from the University of California - Los Angeles, and an MBA in finance from
Cornell University. He is a CFA charterholder.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, joined the team that manages
Ultra in June 2006. He joined American Century in July 1996 and became a portfolio manager in 2000. He has a bachelor of business administration from
Southern Methodist University and an MBA from Wharton School of Business,
University of Pennsylvania. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52480 0611

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated November 17, 2006 * Statement of Additional  Information  dated
October 13, 2006

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND
NEW OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND
SELECT FUND * AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
ULTRA® FUND * VEEDOT® FUND * VISTA(SM) FUND

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED INFORMATION ON PAGE 59.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                   REGISTERED                           OTHER ACCOUNTS
                                   INVESTMENT                           (E.G., SEPARATE
                                   COMPANIES                            ACCOUNTS AND
                                   (E.G., OTHER      OTHER POOLED       CORPORATE
                                   AMERICAN          INVESTMENT         ACCOUNTS
                                   CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                   AND AMERICAN      COMMINGLED         INCUBATION
                                   CENTURY -         TRUSTS AND 529     STRATEGIES AND
                                   SUBADVISED        EDUCATION          CORPORATE
                                   FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
NT Growth(1)
---------------------------------------------------------------------------------------
Gregory J.      Number of Other    8                 0                  3
Woodhams        Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $9,794,623,329    N/A                $134,259,345
                Accounts Managed
---------------------------------------------------------------------------------------
E.A.            Number of Other    4                 0                  3
Prescott        Accounts Managed
LeGard
                -----------------------------------------------------------------------
                Assets in Other    $5,821,020,595    N/A                $134,259,345
                Accounts Managed
---------------------------------------------------------------------------------------
NT Vista(1)
---------------------------------------------------------------------------------------
Glenn           Number of Other    8                 0                  1
Fogle           Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $7,052,458,009    N/A                $30,699,952
                Accounts Managed
---------------------------------------------------------------------------------------
David           Number of Other    8                 0                  1
Hollond         Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $7,052,458,009    N/A                $30,699,952
                Accounts Managed
---------------------------------------------------------------------------------------
Select
---------------------------------------------------------------------------------------
Harold          Number of Other    3                 0                  14
Bradley(2)      Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $787,068,444      N/A                $26,399,165
                Accounts Managed
---------------------------------------------------------------------------------------
Keith Lee       Number of Other    1                 0                  0
                Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $435,618,606      N/A                N/A
                Accounts Managed
---------------------------------------------------------------------------------------
Michael Li(3)   Number of Other    1                 0                  0
                Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $433,736,823      N/A                N/A
                Accounts Managed
---------------------------------------------------------------------------------------
Ultra
---------------------------------------------------------------------------------------
Wade            Number of Other    1                 0                  0
Slome           Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $259,364,324      N/A                N/A
                Accounts Managed
---------------------------------------------------------------------------------------
Thomas          Number of Other    2                 0                  0
Telford(4)      Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other    $1,587,618,801    N/A                N/A
                Accounts Managed
---------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE WILL BE MAY 12, 2006. THE FUND'S INFORMATION
     IS PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

(2)  MR. BRADLEY BECAME A PORTFOLIO MANAGER FOR SELECT ON APRIL 1, 2006.
     INFORMATION IS PROVIDED AS OF APRIL 10, 2006.

(3)  DR. LI BECAME A PORTFOLIO MANAGER FOR SELECT ON FEBRUARY 1, 2006.
     INFORMATION IS PROVIDED AS OF FEBRUARY 10, 2006.

(4)  MR. TELFORD BECAME A PORTFOLIO MANAGER FOR ULTRA ON JUNE 30, 2006.
     INFORMATION IS PROVIDED AS OF JULY 12, 2006.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES INFORMATION ON PAGE 63.

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Giftrust
  David M. Rose(1)                    A
--------------------------------------------------------------------------------
  Kurt R. Stalzer(1)                  A
--------------------------------------------------------------------------------
Growth
  Gregory J. Woodhams                 E
--------------------------------------------------------------------------------
  E.A. Prescott LeGard                F
--------------------------------------------------------------------------------
Heritage
  David M. Rose                       E
--------------------------------------------------------------------------------
  Kurt R. Stalzer                     D
--------------------------------------------------------------------------------
New Opportunities
  Harold Bradley                      F
--------------------------------------------------------------------------------
  Matthew Ferretti(2)                 C
--------------------------------------------------------------------------------
  Stafford Southwick(3)               C
--------------------------------------------------------------------------------
New Opportunities II
  Harold Bradley                      E
--------------------------------------------------------------------------------
  Matthew Ferretti(1)(2)              A
--------------------------------------------------------------------------------
  Stafford Southwick(3)               C
--------------------------------------------------------------------------------
Select
  Harold Bradley(4)                   C
--------------------------------------------------------------------------------
  Keith Lee                           E
--------------------------------------------------------------------------------
  Michael Li(5)                       B
--------------------------------------------------------------------------------
Ultra
  Wade Slome                          E
--------------------------------------------------------------------------------
  Thomas Telford(6)                   E
--------------------------------------------------------------------------------
Veedot
  John Small Jr.                      E
--------------------------------------------------------------------------------
Vista
  Glenn Fogle                         E
--------------------------------------------------------------------------------
  David Hollond                       E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

(2)  MR. FERRETTI BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON JUNE 30, 2006. INFORMATION IS PROVIDED AS OF JULY 12,
     2006.

(3)  MR. SOUTHWICK BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON APRIL 1, 2006. INFORMATION IS PROVIDED AS OF APRIL 1,
     2006.

(4)  MR. BRADLEY BECAME A PORTFOLIO MANAGER FOR SELECT ON APRIL 1, 2006.
     INFORMATION IS PROVIDED AS OF APRIL 10, 2006.

(5)  DR. LI BECAME A PORTFOLIO MANAGER FOR SELECT ON FEBRUARY 1, 2006.
     INFORMATION IS PROVIDED AS OF FEBRUARY 10, 2006.

(6)  MR. TELFORD BECAME A PORTFOLIO MANAGER FOR ULTRA ON JUNE 30, 2006.
     INFORMATION IS PROVIDED AS OF JULY 12, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52490 0611